Subsequent events	12 Months Ended
Oct. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

24. Subsequent events

Subsequent to October 31, 2025:

(a) The Company secured three (3) private placements with investors consisting of common shares and warrants pursuant to prospectus and registrations set forth in applicable securities law. The Company realized gross proceeds of $236,005 ($327,778 CAD) and issued a total of 6,555,555 common shares.

(b) The Company secured $82,500 in convertible debentures with a 9 month term and conversion features, becoming effective six months after initiation date.

(c) 63,000 warrants with an exercise price of $0.07 expired. 5,750,000 stock options with an exercise price of $0.05 expired.

(d) The Company made partial payments of $39,200 ($54,950 CAD) and of $70,000 towards convertible debentures.

(e) .The Company extended convertible debentures that were within 3 months of maturity date October 31, 2025 for an additional six (6) months.

(f) .The Company issued a total of 5,900,000 common share options to directors, officers and employees in December 2025. These stock options have an exercise price of $0.04 ($0.05 CAD) per share. These options are fully vested upon issuance. 4,000,000 of the common shares options issued were to related parties of the Company.